Stockholders' Equity (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance				$ 5,435,223	$ 6,578,524	$ 6,578,524	$ 4,858,778
Warrants issued for services	[1]					192,400	81,602
Series B preferred stock dividend
Shares issued for services						8,582	564,000
Stock option expense						495,925	124,747
Loss for the period		$ (1,663,985)	$ (2,933,057)	(5,465,486)	(8,761,061)	(11,138,312)	(8,081,764)
Balance		1,259,161		1,259,161		5,435,223	6,578,524
Retained Earnings [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance		(56,299,291)	(47,046,347)	(52,441,337)	(41,118,433)	(41,118,433)	(32,237,859)
Exercise and exchange of warrants
Warrants issued for services
Conversion of Series B preferred stock to common stock
Series B preferred stock dividend		(23,202)	(46,626)	(75,477)	(142,358)	(176,236)	(790,454)
Shares issued for services
Stock option expense
Performance stock unit expense
Series A Preferred cash dividend		(2,089)	(2,089)	(6,267)	(6,267)
Loss for the period		(1,663,985)	(2,933,057)	(5,465,486)	(8,761,061)
Warrants exercised for cash
Issuance of shares and warrants
Balance		(57,988,567)	(50,028,119)	(57,988,567)	(50,028,119)	(52,441,337)	(41,118,433)
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance		6,046,587	7,321,844	8,229,482	4,570,574	4,570,574	1,658,382
Exercise and exchange of warrants				(2,210,697)
Warrants issued for services		8,732	156,685	36,534	155,204	192,400	81,602
Conversion of Series B preferred stock to common stock
Series B preferred stock dividend
Shares issued for services
Stock option expense
Performance stock unit expense
Series A Preferred cash dividend
Loss for the period
Warrants exercised for cash
Issuance of shares and warrants					2,752,751
Balance		6,055,319	7,478,529	6,055,319	7,478,529	8,229,482	4,570,574
Additional Paid-in Capital [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance		46,851,817	43,259,228	43,198,193	36,678,344	36,678,344	28,843,173
Exercise and exchange of warrants		(16,186)		2,920,695
Warrants issued for services
Conversion of Series B preferred stock to common stock				279,041
Series B preferred stock dividend		23,197	46,621	75,463	142,343	176,216	790,434
Shares issued for services		3,512	4,821	10,267	4,821	8,581	563,994
Stock option expense		99,735	137,296	355,388	430,673	495,925	124,747
Performance stock unit expense		60,177		183,205
Series A Preferred cash dividend
Loss for the period
Warrants exercised for cash			312,475		312,475
Issuance of shares and warrants					6,191,785
Balance		47,022,252	43,760,441	47,022,252	43,760,441	43,198,193	36,678,344
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Balance		$ 2,614	$ 2,261	$ 2,297	$ 1,451	$ 1,451	$ 1,119
Balance, Shares		2,614,342	2,260,884	2,296,667	1,450,963	1,450,963	1,118,702
Exercise and exchange of warrants				$ 297
Exercise and exchange of warrants, shares				296,667
Warrants issued for services
Conversion of Series B preferred stock to common stock				$ 10
Conversion of Series B preferred stock to common stock, shares				10,000
Series B preferred stock dividend		$ 5	$ 5	$ 14	$ 15	$ 20	$ 20
Series B preferred stock dividend, shares		4,735	4,960	14,430	14,881	19,841	20,045
Shares issued for services		$ 1		$ 2		$ 1	$ 6
Shares issued for services, shares		956	407	2,269	407	863	6,000
Stock option expense
Performance stock unit expense
Series A Preferred cash dividend
Loss for the period
Warrants exercised for cash			$ 25		$ 25
Warrants exercised for cash, shares			25,000		25,000
Issuance of shares and warrants					$ 800
Issuance of shares and warrants, shares					800,000
Balance		$ 2,620	$ 2,291	$ 2,620	$ 2,291	$ 2,297	$ 1,451
Balance, Shares		2,620,033	2,291,251	2,620,033	2,291,251	2,296,667	1,450,963

[1]	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.